STF Tactical Growth ETF
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 51.4%
Accommodation — 0.2%
Marriott International, Inc. - Class A	1,631	$299,598

Administrative and Support Services — 1.0%
Atlassian Corp. - Class A (a)	776	130,220
Baker Hughes Co.	5,326	168,355
Booking Holdings, Inc. (a)	194	523,864
JD.com, Inc. - ADR (b)	2,508	85,598
PayPal Holdings, Inc. (a)	5,768	384,899
PDD Holdings, Inc. - ADR (a)(b)	3,323	229,752
		1,522,688
Apparel Manufacturing — 0.2%
Lululemon Athletica, Inc. (a)	640	242,240

Beverage and Tobacco Product Manufacturing — 1.2%
Keurig Dr. Pepper, Inc.	7,440	232,649
Monster Beverage Corp. (a)	5,446	312,818
PepsiCo, Inc.	7,278	1,348,031
		1,893,498
Broadcasting (except Internet) — 0.8%
Comcast Corp. - Class A	22,176	921,413
Sirius XM Holdings, Inc.	20,167	91,357
Warner Bros Discovery, Inc. (a)	12,955	162,455
		1,175,225
Chemical Manufacturing — 1.9%
Amgen, Inc.	2,767	614,329
AstraZeneca PLC - ADR (b)	3,199	228,952
Biogen, Inc. (a)	754	214,777
Gilead Sciences, Inc.	6,567	506,119
Moderna, Inc. (a)	1,979	240,449
Regeneron Pharmaceuticals (a)	559	401,664
Seagen, Inc. (a)	966	185,916
Vertex Pharmaceuticals, Inc. (a)	1,376	484,228
		2,876,434
Clothing and Clothing Accessories Stores — 0.3%
Charter Communications, Inc. - Class A (a)	786	288,753
Ross Stores, Inc.	1,807	202,619
		491,372
Computer and Electronic Product Manufacturing — 20.2%
Advanced Micro Devices, Inc. (a)	8,517	970,171
Alphabet, Inc. - Class A (a)	24,283	2,937,515
Alphabet, Inc. - Class C (a)	24,723	2,959,343
Analog Devices, Inc.	2,630	512,350
Apple, Inc.	50,701	9,834,473
Broadcom, Inc.	2,163	1,876,251
Cisco Systems, Inc.	21,223	1,098,078
Enphase Energy, Inc. (a)	682	114,221
Fortinet, Inc. (a)	4,051	306,215
GE HealthCare Technologies, Inc.	4,732	384,428
GLOBALFOUNDRIES, Inc. (a)(b)	2,813	181,664
IDEXX Laboratories, Inc. (a)	429	215,457
Illumina, Inc. (a)	825	154,679
Intel Corp.	21,068	704,514
Lam Research Corp.	701	450,645
Marvell Technology, Inc.	4,681	279,830
Microchip Technology, Inc.	2,926	262,140
Micron Technology, Inc.	5,845	368,878
NVIDIA Corp.	12,534	5,302,133
NXP Semiconductors (b)	1,347	275,704
ON Semiconductor Corp. (a)	2,273	214,980
QUALCOMM, Inc.	5,592	665,672
Texas Instruments, Inc.	4,731	851,675
		30,921,016
Data Processing, Hosting and Related Services — 0.6%
Airbnb, Inc. - Class A (a)	2,138	274,006
Automatic Data Processing, Inc.	2,183	479,802
Verisk Analytics, Inc.	796	179,920
		933,728
Food Manufacturing — 0.5%
The Kraft Heinz Co.	6,489	230,360
Mondelez International, Inc. - Class A	7,345	535,744
		766,104
Food Services and Drinking Places — 0.6%
Cintas Corp.	524	260,470
Starbucks Corp.	6,062	600,502
		860,972
General Merchandise Stores — 0.9%
Costco Wholesale Corp.	2,319	1,248,503
Dollar Tree, Inc. (a)	1,186	170,191
		1,418,694
Health and Personal Care Stores — 0.1%
Walgreens Boots Alliance, Inc.	4,535	129,202

Machinery Manufacturing — 0.9%
Applied Materials, Inc.	4,399	635,831
ASML Holding - ADR (b)	463	335,559
KLA Corp.	726	352,125
		1,323,515
Merchant Wholesalers, Durable Goods — 0.3%
Copart, Inc. (a)	2,473	225,562
Fastenal Co.	2,989	176,321
		401,883
Miscellaneous Manufacturing — 0.7%
Align Technology, Inc. (a)	393	138,980
Dexcom, Inc. (a)	2,037	261,775
Intuitive Surgical, Inc. (a)	1,821	622,673
		1,023,428
Motor Vehicle and Parts Dealers — 0.2%
O'Reilly Automotive, Inc. (a)	320	305,696

Nonstore Retailers — 3.8%
Amazon.com, Inc. (a)	40,821	5,321,426
eBay, Inc.	2,850	127,366
MercadoLibre, Inc. (a)	268	317,473
		5,766,265
Other Information Services — 2.3%
CoStar Group, Inc. (a)	2,117	188,413
Meta Platforms, Inc. - Class A (a)	11,583	3,324,089
		3,512,502
Professional, Scientific, and Technical Services — 0.7%
Cognizant Technology Solutions - Class A	2,679	174,885
Palo Alto Networks, Inc. (a)	1,575	402,428
Paychex, Inc.	1,902	212,777
Workday, Inc. - Class A (a)	1,087	245,543
Zscaler, Inc. (a)	727	106,360
		1,141,993
Publishing Industries (except Internet) — 9.1%
Activision Blizzard, Inc. (a)	4,040	340,572
Adobe Systems, Inc. (a)	2,362	1,154,994
ANSYS, Inc. (a)	442	145,979
Autodesk, Inc. (a)	1,148	234,892
Cadence Design Systems, Inc. (a)	1,394	326,921
Crowdstrike Holdings, Inc. - Class A (a)	1,115	163,760
Datadog, Inc. - Class A (a)	1,522	149,734
Electronic Arts, Inc.	1,432	185,731
Intuit, Inc.	1,492	683,620
Microsoft Corp.	29,962	10,203,260
Synopsys, Inc. (a)	764	332,653
		13,922,116
Rail Transportation — 0.2%
CSX Corp.	10,707	365,109

Rental and Leasing Services — 0.6%
Netflix, Inc. (a)	2,253	992,424

Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.0%
Lucid Group, Inc. (a)	9,732	67,054

Support Activities for Mining — 0.1%
Diamondback Energy, Inc.	978	128,470

Telecommunications — 0.6%
T-Mobile U.S., Inc. (a)	6,370	884,793
Zoom Video Communications, Inc. - Class A (a)	1,290	87,565
		972,358
Transportation Equipment Manufacturing — 2.7%
Honeywell International, Inc.	3,487	723,552
PACCAR, Inc.	2,743	229,452
Tesla, Inc. (a)	12,283	3,215,321
		4,168,325
Truck Transportation — 0.1%
Old Dominion Freight Line, Inc.	565	208,909

Utilities — 0.5%
American Electric Power Co., Inc.	2,699	227,256
Constellation Energy Corp.	1,694	155,085
Exelon Corp.	5,189	211,400
Xcel Energy, Inc.	2,876	178,801
		772,542
TOTAL COMMON STOCKS (Cost $59,513,165)		78,603,360

	Principal Amounts
U.S. GOVERNMENT OBLIGATIONS — 46.9%
U.S. Treasury Notes — 46.9%
5.03%, 04/15/2024 (c)	7,391,700	$7,106,409
2.97%, 04/30/2024 (c)	7,391,700	7,215,570
3.20%, 04/30/2024 (c)	7,391,700	7,201,133
3.41%, 04/30/2024 (c)	7,391,700	7,186,695
2.94%, 05/15/2024 (c)	7,391,700	7,206,633
5.19%, 05/15/2024 (c)	7,391,700	7,068,322
2.92%, 05/31/2024 (c)	7,391,700	7,199,429
3.44%, 05/31/2024 (c)	7,391,700	7,165,645
5.21%, 06/15/2024 (c)	7,391,700	7,038,321
2.43%, 06/30/2024 (c)	7,391,700	7,217,648
TOTAL U.S. TREASURY NOTES (Cost $71,754,233)		71,605,805

Total Investments (Cost $131,267,398) — 98.3%		150,209,165
Other assets and liabilities, net — 1.7%		2,623,799
TOTAL NET ASSETS — 100.0%		$152,832,964

ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate shown is the effective yield as of June 30, 2023.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks *	$78,603,360	$-	$-	$78,603,360
U.S. Treasury Notes	-	71,605,805	-	71,605,805
Total Investments - Assets	$78,603,360	$71,605,805	$-	$150,209,165

* See the Schedule of Investments for industry classifications.